Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 854,481	$ (3,610,968)	$ (4,602,174)	$ 3,983,010
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock-based compensation expense	528,372	737,422	1,031,798	587,576
Change in fair value of warrants	(2,100,000)	200,000	100,000	(2,200,000)
Depreciation and amortization	65,757	109,571	165,304	176,690
Deferred rent expense	50,018	(42,014)	(49,990)	(51,130)
Changes in operating assets and liabilities:
Accounts receivable	13,514,213	70,856	(15,048,826)	314,770
Prepaid expenses and other current assets	(272,945)	90,608	13,970	24,211
Accounts payable and accrued expenses	(884,562)	405,513	1,602,218	(1,266,178)
Deferred contract revenue	(2,282,913)	(659,573)	13,215,427	(2,673,760)
Other	(36,346)	6,830
Net cash provided by (used in) operating activities	9,436,075	(2,691,755)	(3,585,804)	(1,054,786)
Cash flows from investing activities:
Equipment and leasehold improvement expenditures	(129,849)	(1,958)	(1,958)	(109,567)
Patent expenditures	(277,653)	(373,802)	(466,582)	(460,288)
Net cash used in investing activities	(407,502)	(375,760)	(468,540)	(569,855)
Cash flows from financing activities:
Proceeds from options and warrants exercised	34,090	22,000	23,500	35,812
Repayments of leasehold improvement debt		(12,285)	(15,116)	(15,278)
Net cash provided by financing activities	34,090	9,715	4,686,364	20,534
Net increase (decrease) in cash and cash equivalents	9,062,663	(3,057,800)	632,020	(1,604,107)
Cash and cash equivalents at beginning of period	6,803,506	6,171,486	6,171,486	7,775,593
Cash and cash equivalents at end of period	15,866,169	3,113,686	6,803,506	6,171,486
Supplemental Schedule of Non-cash Investing and Financing Activities:
Change in fair value of warrant liability	$ (2,100,000)	$ 200,000	$ 100,000	$ (2,200,000)